BUSINESS COMBINATIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill		$ 739,204	$ 567,451	$ 392,760
Non-current liabilities
Total consideration	[1]	126,370	144,503	$ 69,060
Goodwill		188,288	174,005
Customer relationships and contracts
Non-current assets
Intangibles		34,250	11,701
Non-current liabilities
Intangibles		34,250	11,701
Other intangible assets
Non-current assets
Intangibles		33,370	2,402
Non-current liabilities
Intangibles		33,370	2,402
Cumulative 2022 Acquisitions
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date		185,959	52,870
Financial liabilities recognised as of acquisition date		56,930	20,476
Goodwill recognised as of acquisition date		188,288	174,005
Current assets
Cash and cash equivalents		46,075	16,604
Investments		1,152	113
Trade receivables		34,151	17,719
Other receivables		8,022	1,117
Other assets		3	0
Non-current assets
Other receivables		372	608
Other financial assets		0	2
Property and equipment		1,323	1,581
Intangibles		82,255	14,204
Right-of-use asset		3,624	0
Deferred tax		8,265	922
Investment in associates		717	0
Goodwill		188,288	174,005
Current liabilities
Trade and other payables		(22,468)	(7,724)
Lease liabilities		(716)	0
Tax liabilities		(6,101)	(2,112)
Payroll and social security		(10,772)	(4,425)
Other liabilities		(571)	(413)
Borrowings		(2,958)	(201)
Non-current liabilities
Deferred tax liabilities		(9,647)	(3,264)
Lease liabilities		(3,076)	0
Borrowings		(52)	(2,337)
Contingencies		(569)	0
Non-controlling interest		(45,469)	(2,648)
Total consideration		271,848	203,751
Intangibles		82,255	14,204
Cumulative 2022 Acquisitions, Preliminary Allocation
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date		120,670	11,205
Financial liabilities recognised as of acquisition date		21,471	4,709
Goodwill recognised as of acquisition date		$ 70,311	$ 66,905

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)